Sales/transfer of receivables (Tables)	12 Months Ended
Mar. 31, 2011
Cash Flows Between Securitization Special Purpose Entity SPE And Transferor

The following table summarizes pre-tax gains on securitizations/other transfers and cash flows received from customers and paid to SPEs/transferees for sales of performing loans that were completed during the years ended March 31, 2009, March 31, 2010 and March 31, 2011:

	Fiscal years ended March 31,
	2009		2010		2011		2011
	(In millions)
Sale price of new securitizations/transfer	Rs.	23,355.1	Rs.	—	Rs.	—	US$	—
Less: Book value of finance receivables derecognized		22,154.0		—		—		—
Less: Estimated costs of servicing		18.2		—		—		—

Pre-tax gains (loss) on securitizations/transfer	Rs.	1,182.9	Rs.	—	Rs.	—	US$	—

Cash flow information
Collections against securitized receivables/transfers	Rs.	6,201.2	Rs.	9,967.8	Rs.	7,048.6	US$	158.3
Payments made	Rs.	5,843.1	Rs.	9,515.3	Rs.	6,543.9	US$	146.9
Cash flows on retained interests	Rs.	41.9	Rs.	41.5	Rs.	394.0	US$	8.8

Schedule of Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities

Key assumptions used in measuring the retained interests in finance receivables of sales completed during the years ended March 31, 2009, March 31, 2010 and March 31, 2011 as of the dates of such sales were as follows:

	For the year ended March 31, 2009	For the year ended March 31, 2010	For the year ended March 31, 2011
Key assumptions: (rates per annum)
Annual prepayment rate	5.0%	—%	—%
Expected credit losses	2.0%	—%	—%

Schedule of Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together

Other key disclosures are as follows:

	As of March 31,
	2010		2011		2011
	(In millions)

Transferred receivables with continuing involvement*	Rs.	12,659.1	Rs.	7,593.5	US$	170.5
Delinquencies		253.2		352.7		7.9
Credit losses		197.9		282.9		6.4
Retained interest in sold receivables		768.6		359.7		8.1

*	Includes Rs.158.1 million and Rs 2.4 million held by SPEs as of March 31, 2010 and March 31, 2011 respectively

Schedule of Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets, or Servicing Liabilities

The table below outlines the economic assumptions and the sensitivity of the estimated fair value of retained interests in finance receivables as of March 31, 2010 and March 31, 2011 to immediate 10% and 20% changes in those assumptions:

	As of March 31,
	2010		2011		2011
	(In millions)
Fair value of retained interests
Annual prepayment rate:
Impact of 10% adverse change	Rs.	53.9	Rs.	30.1	US$	0.7
Impact of 20% adverse change		94.9		57.0		1.3
Expected credit losses:
Impact of 10% adverse change		22.7		22.3		0.5
Impact of 20% adverse change		45.3		44.5		1.0